OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

9      OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As at December 31
	2015	2016

Deposits for leases	46,423	62,985
Other deposits	—	15,000
Others	11,093	20,740

	57,516	98,725

Deposits for leases amounted to RMB46,423 and RMB62,985 as of December 31, 2015 and 2016, respectively, which are expected to be refunded after one year of the balance sheet date at the end of the lease term. Deposits for leases, which are expected to be refunded within one year of the balance sheet date, are recorded in other current assets.

In April 2016, the Company entered into a memorandum of understanding (MOU) with a third party in respect of a potential acquisition of a data center and paid a deposit of RMB15,000 to such third party. The final purchase price and other major terms of the acquisition have not yet been agreed, as negotiations are still in process and due diligence has not been completed. The deposit amount may be deducted from the final purchase price if the acquisition is consummated. According to the terms of the MOU, as amended, if the acquisition is not consummated within 24 months of the date of the MOU, RMB5,000 of the deposit amount will be refunded to the Company and the remainder will be forfeited.